SARATOGA ADVANTAGE TRUST

Health & Biotechnology Portfolio

Class A (SHPAX)

Class C (SHPCX)

Class I (SBHIX)

Incorporated herein by reference is the definitive version of the Supplement for the Saratoga Health & Biotechnology Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 14, 2015 (SEC Accession No. 0001580642-15-003496).